RESTRUCTURING AND OTHER CHARGES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended										6 Months Ended	12 Months Ended	6 Months Ended		12 Months Ended						4 Months Ended	12 Months Ended	4 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Cost of Sales [Member]	Dec. 31, 2010 Cost of Sales [Member]	Dec. 31, 2011 Operating Expense [Member]	Dec. 31, 2010 Operating Expense [Member]	Dec. 31, 2011 Employee Termination Costs	Dec. 31, 2011 Facility Exit Costs	Dec. 31, 2011 Asset Disposal and Other Costs	Dec. 31, 2011 Aerial Work Platforms	Dec. 31, 2011 Construction teammembers	Dec. 31, 2011 Construction	Dec. 31, 2011 Construction Cost of Sales [Member]	Dec. 31, 2011 Construction Operating Expense [Member]	Dec. 31, 2011 Cranes	Dec. 31, 2011 Materials Processing	Dec. 31, 2011 Materials Processing	Dec. 31, 2011 Cedarapids [Member] teammembers	Dec. 31, 2011 Cedarapids [Member] Cost of Sales [Member]	Dec. 31, 2011 Cedarapids [Member] Operating Expense [Member]	Dec. 31, 2011 Material Handling & Port Solutions [Member] teammembers	Dec. 31, 2011 Material Handling & Port Solutions [Member]	Dec. 31, 2011 Material Handling & Port Solutions [Member] Operating Expense [Member]	Jun. 30, 2011 Port Equipment Business Member	Dec. 31, 2010 Port Equipment Business Member teammembers	Dec. 31, 2010 Port Equipment Business Member	Dec. 31, 2011 Port Equipment Business Member Cost of Sales [Member]	Dec. 31, 2011 Port Equipment Business Member Operating Expense [Member]	Dec. 31, 2011 Eliminations/Corporate
Restructuring Cost and Reserve [Line Items]
Amount incurred	$ 29.5		$ 19.1	$ 14.9	$ 10.4	$ 7.4	$ 19.3	$ 7.1	$ 3.1	$ 0.1		$ 1.3	$ 0.1	$ 1.3	$ 2.2	$ 2.5	$ 6.4		$ 2.3	$ 0.1		$ 23.3	$ 3.9			$ 11.4	$ 15.6	$ 4.9	$ 0.1
Cumulative amount incurred	124.5						92.2	17.7	14.6	23.7		38.8			5.8	13.6						36.4							6.2
Total amount expected to be incurred	127.1						92.2	20.3	14.6	23.7	1.4	38.8			5.8	13.6		5.7			3.9	39.0		25.8					6.2
Expected number of positions eliminated											5					0	0	186			10			0	149
Asset impairment costs included in restructuring costs	8.8	9.3
Roll forward of the restructuring reserve by type of restructuring activity
Restructuring reserve balance at the beginning of the period	12.5						9.8	1.6	1.1
Restructuring charges	18.4						18.3	0	0.1
Cash expenditures	(10.1)						(8.1)	(0.4)	(1.6)
Restructuring reserve balance at the end of the period	$ 20.8	$ 12.5					$ 20.0	$ 1.2	$ (0.4)